Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2013
Organization and principal activities
Schedule of details of the subsidiaries, VIEs and VIE's subsidiary

The details of the subsidiaries, VIEs and VIE's subsidiary as of December 31, 2013 are set out below:

Name	Place of incorporation	Date of incorporation	% of direct or indirect economic ownership	Principal activities
Subsidiaries
Duowan Entertainment Corporation ("Duowan BVI")	British Virgin Islands	November 6, 2007	100%	Investment holding
NeoTasks Inc. ("NeoTasks")	Cayman Islands	April 26, 2006	100%	Investment holding
NeoTasks Limited	Hong Kong	June 16, 2005	100%	Investment holding
Huanju Shidai Technology (Beijing) Company Limited ("Beijing Huanju Shidai" or "Duowan Entertainment")	PRC	March 19, 2008	100%	Investment holding
Zhuhai Duowan Information Technology Company Limited ("Zhuhai Duowan" or "Guangzhou Duowan")	PRC	April 9, 2007	100%	Online advertising and software development
Guangzhou Huanju Shidai Information Technology Company Limited ("Guangzhou Huanju Shidai")	PRC	December 2, 2010	100%	Software development
Zhuhai Huanju Shidai Information Technology Company Limited ("Zhuhai Huanju Shidai")	PRC	November 14, 2013	100%	Software development
Variable Interest Entities ("VIEs")
Guangzhou Huaduo Network Technology Company Limited ("Guangzhou Huaduo")	PRC	April 11, 2005	100%	Holder of internet content provider licenses and internet value added services
Beijing Tuda Science and Technology Company Limited ("Beijing Tuda")	PRC	June 2, 2005	100%	Holder of internet content provider licenses
VIE's Subsidiary
Guangzhou Juhui Information Technology Company Limited	PRC	October 24, 2013	100%	Software development